PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets
Condensed balance sheets	As of December 31,
	2017 $	2018 $

ASSETS
Current assets
Cash and cash equivalents	1,045,496	519,107
Prepaid expenses and other assets	25,293	24,329
Amounts due from subsidiaries	1,005,190	2,052,292
Total current assets	2,075,979	2,595,728

Non-current assets
Prepaid expenses and other assets	2,000	–
Total non-current assets	2,000	–
Total assets	2,077,979	2,595,728

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	33,394	8,467
Amounts due to subsidiaries	41,171	41,638
Amounts due to related parties	4,153	–
Total current liabilities	78,718	50,105

Non-current liabilities
Loss in excess of investments	803,286	1,726,966
Convertible notes	726,950	1,061,796
Total non-current liabilities	1,530,236	2,788,762
Total liabilities	1,608,954	2,838,867

	As of December 31,
	2017 $	2018 $

Shareholders’ equity
Class A Ordinary shares (Par value of US$0.0005 per share; Authorized: 14,800,000,000 and 14,800,000,000 shares as of December 31, 2017 and 2018, respectively; Issued and outstanding: 182,009,760 and 190,423,065 shares as of December 31, 2017 and 2018, respectively)	91	94
Class B Ordinary shares (Par value of US$0.0005 per share; Authorized: 200,000,000 and 200,000,000 shares as of December 31, 2017 and 2018, respectively; Issued and outstanding: 152,956,453 and 152,175,703 shares as of December 31, 2017 and 2018, respectively)	76	76
Additional paid-in capital	1,564,656	1,809,232
Accumulated other comprehensive loss	10,701	15,199
Statutory reserves	46	46
Accumulated deficit	(1,106,545)	(2,067,786)
Total shareholders’ equity (deficit)	469,025	(243,139)
Total liabilities and shareholders’ equity (deficit)	2,077,979	2,595,728

Schedule of Condensed Statement of Operations

Condensed statements of operations

	Year ended December 31,
	2016 $	2017 $	2018 $

Operating expenses:
General and administrative expenses	(29,890)	(41,369)	(62,671)
Operating loss	(29,890)	(41,369)	(62,671)
Interest income	836	1,538	7,447
Other income	–	983	1,797
Interest expense	–	(26,460)	(31,142)
Foreign exchange (loss) gain	(553)	1,072	(45)
Investment gain	13,987	3,374	4,335
Fair value (loss) gain on convertible notes	–	(51,950)	41,259
Loss before income tax and share of results of equity investees	(15,620)	(112,812)	(39,020)
Income tax expense	–	–	–
Share of results of equity investees	(207,247)	(447,673)	(922,221)
Net loss	(222,867)	(560,485)	(961,241)

Schedule of Condensed Statements of Comprehensive Income

Condensed statements of comprehensive loss

	Year ended December 31,
	2016 $	2017 $	2018 $

Net loss	(222,867)	(560,485)	(961,241)

Other comprehensive income (loss) , net of tax:
Foreign currency translation adjustments:
Translation gain (loss)	450	1,970	(13,771)
Reclassification adjustment for net translation adjustments realized in net income	(762)	144	-
Net change	(312)	2,114	(13,771)

Available-for-sale securities:
Change in unrealized gain	16,136	–	18,269
Reclassification adjustment for net loss realized in net income	(13,787)	–	–
Net change	2,349	–	18,269
Total comprehensive loss, net of tax	(220,830)	(558,371)	(956,743)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	Year ended December 31,
	2016 $	2017 $	2018 $

Net cash (used in) generated from operating activities	(876)	6,845	(34,930)
Net cash used in investing activities	(150,564)	(664,483)	(1,060,969)
Net cash generated from financing activities	197,786	1,635,224	569,510
Net increase (decrease) in cash	46,346	977,586	(526,389)
Cash at beginning of the year	21,564	67,910	1,045,496
Cash at end of the year	67,910	1,045,496	519,107

Schedule of Convertible notes
	December 31,
	2017	2018
	$	$

2017 Convertible Notes	726,950	636,716
2018 Convertible Notes	–	425,080
	726,950	1,061,796